Fair Value Measurements Reconciliation of Fair Value Measurements of Liability for Future Consideration Payments (Details) (Acquisition-related Future Consideration Liabilities [Member], Fair Value, Inputs, Level 3 [Member], USD $)
In Thousands, unless otherwise specified
	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Acquisition-related Future Consideration Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 13,404		$ 20,058		$ 0
New acquisition adjustment	3,361	[1]	(2,600)	[1]	20,058	[1]
Changes in fair value	(793)	[2]	900	[2]	0	[2]
Contingent consideration payments	(4,213)		(4,954)		0
Ending balance	$ 11,759		$ 13,404		$ 20,058

[1]	Amounts include the preliminary fair value estimate of the contingent payment liability recorded in connection with a new acquisition or the revision thereof upon finalization of the valuation process related to initial purchase accounting.
[2]	Amounts primarily included as a (decrease) increase to Intangible asset related expense on the Consolidated Statements of Income.